Securities Held to Maturity (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Held to Maturity (Textual) [Abstract]
Gain (loss) on sale of securities held to maturity	$ (32,000)	$ 411,000	$ 0
Amortized cost		1,100,000
Held to maturities securities ending balance	$ 0	$ 0